Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020
Income Statement [Abstract]
Revenue	$ 39,124	$ 32,591	$ 78,930	$ 67,701
Cost of Goods Sold	19,882	15,795	42,217	34,446
Gross Profit	19,242	16,796	36,713	33,255
Operating Expenses:
General and Administrative	35,303	31,810	71,794	62,049
Sales and Marketing	1,129	222	1,820	415
Depreciation and Amortization	7,634	8,872	14,663	16,901
Realized and Unrealized Changes in Fair Value of Contingent Consideration	(301)	88	(301)	391
Impairment Expense			435	790
Other Operating Expense (Income)	631	2,702	2,478	(26,374)
Total Operating Expenses	44,396	43,694	90,889	54,172
Loss from Operations	(25,154)	(26,898)	(54,176)	(20,917)
Non-Operating (Income) Expense:
Interest Expense	9,660	7,651	19,627	16,437
Interest Income	(23)	(540)	(46)	(541)
Amortization of Debt Discount and Loan Origination Fees	2,319	4,781	10,163	6,468
Change in Fair Value of Derivatives	(14,106)	178	(16,212)	(128)
(Gain) Loss on Extinguishment of Debt		944	(10,234)	11,073
Total Non-Operating (Income) Expense	(2,150)	13,014	3,298	33,309
Loss from Continuing Operations Before Provision for Income Taxes	(23,004)	(39,912)	(57,474)	(54,226)
Provision for Income Tax Benefit (Expense)	8,138	(22,560)	(11,555)	(34,843)
Net Loss from Continuing Operations	(14,866)	(62,472)	(69,029)	(89,069)
Net Loss from Discontinued Operations, Net of Taxes	(5,492)	(6,390)	(11,939)	(12,638)
Net Loss	(20,358)	(68,862)	(80,968)	(101,707)
Net Loss Attributable to Non-Controlling Interest	(1,331)	(19,165)	(6,611)	(30,093)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (19,027)	$ (49,697)	$ (74,357)	$ (71,614)
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.01)	$ (0.09)	$ (0.06)	$ (0.14)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ 0.00	$ (0.01)	$ (0.01)	$ (0.03)
Weighted-Average Shares Outstanding - Basic and Diluted	1,198,515,279	482,903,106	1,070,605,666	452,806,117